UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CE Unterberg, Tobin Advisors, L.P.
Address:  10 East 50th st.
          New York, N.Y. 10022

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: G. Robert Abrams
Title: Director of Compliance
Phone: 212-389-8100
Signature, Place and Date of Signing:

    G. Robert Abrams  May  4, 2001

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    35717

List of Other Included Managers:

 No.  13F File Number     Name

 01
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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101     3617   425500 SH       SOLE     01          425500        0        0
D CABLETRON SYS INC COM          COMMON STOCK     126920107      468    36300 SH       SOLE     01           36300        0        0
D CLARENT CORP USD COM           COMMON STOCK     180461105     4920   410000 SH       SOLE     01          410000        0        0
D ELECTROGLAS INC COM            COMMON STOCK     285324109      223    13500 SH       SOLE     01           13500        0        0
D INFORMIX CORP COM              COMMON STOCK     456779107      302    57500 SH       SOLE     01           57500        0        0
D KEYNOTE SYSTEMS COM STK        COMMON STOCK     493308100     1972   176300 SH       SOLE     01          176300        0        0
D NATURAL MICROSYSTEMS  CORP COM COMMON STOCK     638882100     2241   252500 SH       SOLE     01          252500        0        0
D OAK TECHNOLOGY INC, COM        COMMON STOCK     671802106     2303   390000 SH       SOLE     01          390000        0        0
D PROXIM INC COM                 COMMON STOCK     744284100     6411   637100 SH       SOLE     01          637100        0        0
D SIPEX CORP COM                 COMMON STOCK     829909100     1837   196600 SH       SOLE     01          196600        0        0
D SPECTRASITE HOLDINGS  INC      COMMON STOCK     84760T100      129    30000 SH       SOLE     01           30000        0        0
D UTSTARCOM INC COM STK          COMMON STOCK     918076100     5569   335000 SH       SOLE     01          335000        0        0
D VISTA INFORMATION SOLUTIONS CO COMMON STOCK     928365204      366   450000 SH       SOLE     01          450000        0        0
D ZORAN CORP COM                 COMMON STOCK     98975F101     5359   350000 SH       SOLE     01          350000        0        0
S REPORT SUMMARY                 14 DATA RECORDS               35717        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED